LONG TERM DEBT, NET OF DISCOUNT (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Sep. 16, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument, Face Amount	$ 25,000,000
Percentage Of Prepayment Fee	4.00%
Percentage Of Repayment Amount On Principal Amount	104.00%
Minimum Amount Maintain Cash And Cash Equivalents Including Restricted Cash	7,500,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Debt Instrument Facility Fee	500,000
Debt Instrument Facility Fee To Other Professionals	1,400,000
Debt Instrument Facility Fee Amortized Term	5 years
Debt Instrument Amortized Term	4 years 9 months
Warrants Issued To Purchase Common Stock	6,100,000
Warrants Issued To Purchase Common Stock Exercise Price	$ 1.94
Note Discount	4,800,000	4,500,000
Interest Expense, Debt		665,000
Debt discount amortization		340,000
Debt issuance cost amortization		133,000
Long Term Debt Effective Interest Rate		9.44%
Paid-in-Kind Interest		$ 665,000	$ 0